Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Strategic Multi-Asset Portfolio (Prospectus Summary): | Strategic Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Strategic Multi-Asset Portfolio
Supplement Text	ck0000726735_SupplementTextBlock

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Strategic Multi-Asset Portfolio. In the Portfolio Summary , under Principal Investment Strategies of the Portfolio , the third paragraph is deleted in its entirety and replaced with the following:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the Portfolio and credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.

Risk, Heading	rr_RiskHeading	Under Principal Risks of Investing in the Portfolio , the following risks are added:
Risk, Narrative	rr_RiskNarrativeTextBlock

Credit Default Swap Risk . Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.